Equity Equity (Tables)	12 Months Ended
Sep. 27, 2013
Equity [Abstract]
Schedule of Share Repurchases
The following table presents the number of shares and dollar amount of repurchases made under each of the Company’s repurchase programs by fiscal year and the amount available for repurchase as of September 27, 2013:

(In Millions)	2013 Share Repurchase Program		2011 Share Repurchase Program		2010 Share Repurchase Program
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Authorized repurchase amount		$3,000		$2,000		$1,000
Repurchases:
Fiscal 2013	13.2	823	14.0	877	—	—
Fiscal 2012	—	—	16.8	923	—	—
Fiscal 2011	—	—	4.0	200	14.9	750
Fiscal 2010	—	—	—	—	6.6	250
Remaining amount available		$2,177		$—		$—